Domini International Social Equity Fund
DOMINI INTERNATIONAL SOCIAL EQUITY FUNDSM
Investment objective:
The Fund seeks to provide its shareholders with long-term total return.
Fees and expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of each Domini Fund, except the Domini Social Bond Fund. More information about these and other discounts is available from your financial professional or in the Fund’s prospectus on page A-14 under the heading “How Sales Charges Are Calculated for Class A Shares” and in the Fund’s Statement of Additional Information (“SAI”) on page 34 under the heading “Additional Information Regarding Class A Sales Charges.”
Shareholder fees (paid directly from your investment)
Shareholder Fees Domini International Social Equity Fund (USD $)		Investor	Class A	Institutional
Maximum sales charge (load) imposed on purchases as a percentage of offering price		none	4.75%	none
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)		2.00%	2.00%	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	[1][2]	15	15	15
[1]	/year
[2]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e-delivery of Fund statements, prospectuses, and reports.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Domini International Social Equity Fund		Investor	Class A	Institutional
Management fees		1.00%	1.00%	1.00%
Distribution (12b-1) fees		0.25%	0.25%	none
Other expenses		0.37%	0.57%	0.16%
Total annual Fund operating expenses		1.62%	1.82%	1.16%
Fee waiver and expense reimbursements	[1]	(0.02%)	(0.25%)	none
Total annual Fund operating expenses after fee waiver and expense reimbursements		1.60%	1.57%	1.16%
[1]	The Fund's adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, and Institutional share expenses to 1.60%, 1.57%, and 1.27%, respectively. The agreement expires on November 30, 2015, absent an earlier modification by the Fund's Board.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Share classes (whether or not shares are redeemed)
Expense Example Domini International Social Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor	163	509	879	1,920
Class A	627	997	1,391	2,491
Institutional	118	368	638	1,409

Share classes (whether or not shares are redeemed)
Expense Example, No Redemption Domini International Social Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor	163	509	879	1,920
Class A	627	997	1,391	2,491
Institutional	118	368	638	1,409

Portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 86% of the average value of its portfolio.
Principal investment strategies:
Under normal circumstances, the Fund primarily invests in the equity securities of mid- and large-capitalization companies located in Europe, the Asia-Pacific region, and throughout the rest of the world. The Fund’s investments will normally be tied economically to at least 10 different countries other than the U.S. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities and related investments with similar economic characteristics. The Fund will primarily invest in companies tied economically to developed market countries throughout the world (or equivalent shares such as ADRs or other securities representing underlying shares of foreign companies) but may invest up to 10% of its assets in companies tied economically to emerging-market countries. Domini evaluates the Fund’s potential investments against its social and environmental standards based on the businesses in which they engage, as well as on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. For additional information about the standards Domini uses to evaluate potential investments and the securities held by the Fund, and certain limitations on investments, please see “Socially Responsible Investing.” Domini reserves the right to alter its social and environmental standards or the application of those standards, or to add new standards, at any time without shareholder approval. The Fund’s subadviser uses a proprietary quantitative model to select investments from among those which Domini has notified the subadviser are eligible for investment.
Principal risks:
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. There is no guarantee that the Fund’s investment objective will be achieved. The following is a summary description of certain risks of investing in the Fund.
  Country Risk. The Fund expects to diversify its investments among issuers with significant exposure to various countries throughout the world but it may hold a large number of securities with exposure to a single country. Such exposure would increase the risk that economic, political, and social conditions in a country will have a significant impact on Fund performance.
  Currency Risk. Fluctuations between the U.S. dollar and foreign currency exchange rates could negatively affect the value of the Fund’s investments. The Fund will benefit when foreign currencies strengthen against the dollar and will be hurt when foreign currencies weaken against the dollar. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of U.S. and foreign governments or central banks, the imposition of currency controls or restrictions and speculation.
  Foreign Investing and Emerging Markets Risk. Investments in foreign regions may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, confiscatory taxation, and political or financial instability; regulatory differences, such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision. These risks may be heightened in connection with investments in emerging-market countries.
  Information Risk. There is a risk that information used by the adviser to evaluate the social and environmental performance of issuers, industries, markets, sectors, and regions may not be readily available, complete, or accurate, which could negatively impact the adviser’s ability to apply its social and environmental standards, which may negatively impact Fund performance. This may lead the Fund to avoid investment in certain issuers, industries, markets, sectors, or regions.
  Market Risk. The market prices of Fund securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the markets, or adverse investor sentiment. When market prices fall, the value of your investment will go down. High public debt in the U.S. and other countries creates ongoing and systemic market risks and policymaking uncertainty. The global financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities, and unprecedented volatility in the markets. Government and non-governmental issuers have defaulted on, or been forced to restructure their debts, and many other issuers have faced difficulties in obtaining credit. These market conditions may continue to worsen or spread, including in the U.S., Europe, and beyond. Further defaults or restructurings of their debt by governments and others could have additional adverse effects on economies, financial markets, and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility, and reduce the value and liquidity of certain securities. Whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties the value and liquidity of the Fund’s investments may be negatively affected. In addition, policy and legislative changes in the U.S. and other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
  Mid-to Large-Cap Companies Risk. The market prices of companies at different capitalization levels may go up or down due to general market conditions and cycles. The value of your investment will be affected by the Fund’s exposure to mid- and large-cap companies.
  Portfolio Turnover Risk. If the Fund does a lot of trading it may incur additional operating expenses which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
  Sector Concentration Risk. The Fund may hold a large percentage of securities in a single sector (e.g., financials). If the Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to the risks particular to that sector than a fund without the same focus.
  Socially Responsible Investing Risk. The application of the adviser’s social and environmental standards will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.
  Style Risk. The value of your investment may decrease if the subadviser’s quantitative investment approach does not respond well to current market conditions or its judgment regarding the quality, value, or market trends affecting a particular security, industry, sector, or region is incorrect. The subadviser’s quantitative model relies upon a complex software system, and failure of the system to function or the presence of software errors could have an adverse impact on the value of Fund performance.
These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.
Investment Results:
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for the 1 and 5 year, and since inception periods, as applicable, compare with those of a broad measure of market performance, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE), a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The returns for each class of the Fund will differ from Investor shares because of the different expenses applicable to those share classes. The returns presented in the table for periods prior to the inception of the Class A and Institutional shares reflect the performance of the Investor shares. Class A shares commenced operations on November 28, 2008. Institutional shares commenced operations on November 30, 2012. These returns have not been adjusted to take into account the lower expenses applicable to Class A and Institutional shares, but for Class A shares, the returns in the table reflect a deduction for the maximum sales charge. Updated information on the Fund’s investment results can be obtained by visiting www.domini.com/performance and by calling 1-800-582-6757.

The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Average Annual Total Return (%)

Calendar years ended December 31
Highest/Lowest quarterly results during this time period were: 27.64% (quarter ended 6/30/09) and –23.40% (quarter ended 12/31/08). The Fund’s year-to-date results as of the most recent calendar quarter ended 9/30/14, were –1.84%.
Average annual total returns for periods ended December 31, 2013 (with maximum sales charge for Class A shares)
Average Annual Total Returns Domini International Social Equity Fund	1 Year	5 Year	Since Inception	Inception Date
Investor Shares	25.77%	13.80%	0.56%	Dec. 27, 2006
Investor Shares Return after taxes on distributions	23.94%	13.04%	0.06%	Dec. 27, 2006
Investor Shares Return after taxes on distributions and sale of shares	15.72%	11.13%	0.58%	Dec. 27, 2006
Class A shares	20.05%	12.79%	0.13%	Dec. 27, 2006
Institutional Shares	26.35%	13.80%	0.56%	Dec. 27, 2006
MSCI EAFE (reflects no deduction for fees, expenses, or taxes)	23.29%	12.96%	2.40%

After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).